SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Dec. 31, 2025 ¥ / $	Dec. 31, 2025 £ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 £ / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	6.9931	0.7437	7.2993	0.7987	7.0999	0.7847
Average rate for the period ended	7.1875	0.758	7.1957	0.7824	7.0809	0.8039